EQUITY	12 Months Ended
Dec. 31, 2021
EQUITY
EQUITY

21  – EQUITY

21.1        Number of shares:

	Number of subscribed, paid-in and voting shares
Series	2021	2020
A	473,289,301	473,289,301
B	473,281,303	473,281,303

21.1.1     Capital:

	Paid-in and subscribed capital
Series	2021	2020
	ThCh$	ThCh$
A	135,379,504	135,379,504
B	135,358,070	135,358,070
Total	270,737,574	270,737,574

21.1.2     Rights of each series:

●	Series A: Elects 12 of the 14 Directors.
●	Series B: Receives an additional 10% of dividends distributed to Series A and elects 2 of the 14 Directors.

21.2        Dividend policy

Under Chilean law, we must distribute cash dividends equivalent to at least 30% of our annual net profit, barring a unanimous vote by shareholders to the contrary. If there is no net profit in a given year, the Company shall not be legally obligated to distribute dividends from accumulated earnings, unless approved by the General Shareholders Meeting. At the General Shareholders’ Meeting held in April 2021, shareholders agreed to pay out of the 2020 earnings a final dividend and an additional dividend to the 30% required by Chille’s Law on Corporations, which were paid in May 2021 and August 2021, respectively.

In accordance with the provisions of Circular No. 1.945 of the Commission for the Financial Market (CMF) dated September 29, 2009, the Company’s Board of Directors decided to maintain the initial adjustments of adopting IFRS as cumulative gains whose distribution is conditional on their future realization.

The dividends declared and/or paid per share are presented below:

		Dividend	Profits imputable	CLP	CLP
Periods approved - paid		type	to dividends	Series A	Series B
04.17.2019	05.30.2019	Final	2018 Results	21.50	23.65
04.17.2019	08.29.2019	Additional	Accumulated Earnings	21.50	23.65
09.24.2019	10.24.2019	Interim	2019 Results	21.50	23.65
12.20.2019	01.23.2020	Interim	2019 Results	22.60	24.86
02-25-2020	05-29-2020	Final	2019 Earnings	26.00	28.60
02-25-2020	08-28-2020	Additional	Accumulated Earnings	26.60	28.60
10-27-2020	11-24-2020	Interim	2020 Earnings	26.60	28.60
12-22-2020	01-29-2021	Interim	2020 Earnings	26.00	28.60
04-15-2021	05-28-2021	Final	2020 Earnings	26.00	28.60
04-15-2021	08-27-2021	Additional	2020 Earnings	26.00	28.60
09-28-2021	10-29-2021	Interim	2021 Earnings	29.00	31.90
12-21-2021	01-28-2022	Interim	2021 Earnings	29.00	31.90

21.3        Other reserves

The balance of other reserves includes the following:

Concept	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(441,580,088)	(517,496,486)	(339,076,340)
Cash flow hedge reserve	50,603,698	(24,719,533)	(14,850,683)
Reserve for employee benefit actuarial gains or losses	(4,885,926)	(4,663,193)	(2,230,752)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Other	6,014,568	6,014,568	6,014,568
Total	37,289,310	(113,727,586)	76,993,851

21.3.1     Polar acquisition

This amount corresponds to the difference between the valuation at fair value of the issuance of shares of Embotelladora Andina S.A. and the book value of the paid capital of Embotelladoras Coca-Cola Polar S.A., which was finally the value of the capital increase notarized in legal terms.

21.3.2     Cash flow hedge reserve

They arise from the fair value of the existing derivative contracts that have been qualified for hedge accounting at the end of each financial period. When contracts are expired, these reserves are adjusted and recognized in the income statement in the corresponding period (see Note 22).

21.3.3     Reserve for employee benefit actuarial gains or losses

Corresponds to the restatement effect of employee benefits actuarial losses that according to IAS 19 amendments must be carried to other comprehensive income.

21.3.4     Legal and statutory reserves

In accordance with Official Circular N° 456 issued by the Chilean Financial Market Commission (CMF), the legally required price-level restatement of paid-in capital for 2009 is presented as part of other equity reserves and is accounted for as a capitalization from Other Reserves with no impact on net income or retained earnings under IFRS. This amount totaled CLP 5,435,538 thousand as of December 31, 2009.

21.3.5     Foreign currency translation reserves

This corresponds to the conversion of the financial statements of foreign subsidiaries whose functional currency is different from the presentation currency of the Consolidated Financial Statements. Additionally, exchange differences between accounts receivable kept by the companies in Chile with foreign subsidiaries are presented in this account, which have been treated as investment equivalents accounted for using the equity method, Translation reserves are detailed as follows:

Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Brazil	(167,447,389)	(203,657,392)	(98,794,118)
Argentina	(294,696,228)	(291,332,402)	(246,415,922)
Paraguay	20,563,529	(22,506,692)	6,133,700
Total	(441,580,088)	(517,496,486)	(339,076,340)

The movement of this reserve for the periods ended on the dates indicated below, is detailed as follows:

Description	12.31.2021	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$
Brazil	36,210,003	(104,863,274)	15,386,079
Argentina	(3,363,826)	(44,916,480)	(45,297,742)
Paraguay	43,070,221	(28,640,392)	(2,490,149)
Total	75,916,398	(178,420,146)	(32,401,812)

21.3.6     Consolidated statements of comprehensive income

The detail of the comprehensive income and expense for the periods ended on the dates indicated below, is detailed as follows:

	Gross
	Balance	Tax	Net Balance
Cash Flow for hedge (1)	104,232,055	(28,944,992)	75,287,063
Exchange rate translation differences (1)	98,973,862	(22,103,267)	76,870,595
Benefit related to defined benefit plans	(357,840)	96,617	(261,223)
Total Comprehensive income as of December 31, 2021	202,848,077	(50,951,642)	151,896,435

	Gross
	Balance	Tax	Net Balance
Cash Flow for hedge (1)	(12,203,755)	2,334,037	(9,869,718)
Exchange rate translation differences (1)	(264,119,093)	84,571,922	(179,547,171)
Benefit related to defined benefit plans	(3,146,362)	849,518	(2,296,844)
Total Comprehensive income as of December 31, 2020	(279,469,210)	87,755,477	(191,713,733)

	Gross
	Balance	Tax	Net Balance
Cash Flow for hedge (1)	(1,865,233)	683,482	(1,181,751)
Exchange rate translation differences (1)	(41,844,584)	9,295,546	(32,549,038)
Benefit related to defined benefit plans	(379,007)	102,332	(276,675)
Total Comprehensive income as of December 31, 2019	(44,088,824)	10,081,360	(34,007,464)

(1)These concepts will be reclassified to the statements of income when it is settled,

The movement of comprehensive income and expense is as follows:

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2021:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	102,529,128	98,973,862	3,026,996
Deferred taxes	(28,469,748)	(22,103,267)	(817,289)
Reclassification to the result by function	1,227,683	—	(2,470,930)
Reclassification of deferred taxes related to other reserves	—	—	—
Total Changes in Equity	75,287,063	76,870,595	(261,223)
Majority Equity holders	75,323,231	75,916,398	(222,733)
Non-Controlling interests	(36,168)	954,197	(38,490)
Total Changes in equity as of December 31, 2021	75,287,063	76,870,595	(261,223)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2020:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(11,029,171)	(264,119,093)	(3,338,354)
Deferred taxes	2,029,363	84,571,923	901,356
Reclassification to the result by function	(869,910)	—	140,153
Reclassification of deferred taxes related to other reserves	—	—	—
Total Changes in Equity	(9,869,718)	(179,547,170)	(2,296,845)
Majority Equity holders	(9,686,850)	(178,420,146)	(2,432,441)
Non-Controlling interests	(868)	(1,127,024)	135,596
Total Changes in equity as of December 31, 2020	(9,869,718)	(179,547,170)	(2,296,845)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2019:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(1,724,004)	(41,844,584)	53,511
Deferred taxes	340,835	9,295,546	(14,448)
Reclassification to the result by function	118,779	—	(432,518)
Reclassification of deferred taxes related to other reserves	82,639	—	116,780
Total Changes in Equity	(1,181,751)	(32,549,038)	(276,675)
Major Equity holders	(1,181,751)	(32,401,812)	(276,675)
Non-Controlling interests	—	(147,226)	—
Total Changes in equity as of December 31, 2019	(1,181,751)	(32,549,038)	(276,675)

21.4        Non-controlling interests

This is the recognition of the portion of equity and income from subsidiaries owned by third parties. This account is detailed as follows:

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2021	2020	2019	2021	2020	2019	2021	2020	2019
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	33,794	23,662	26,342	3,463	2,312	4,183
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	3,761	2,349	2,290	326	244	409
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	6,331,726	5,037,332	5,368,470	885,010	791,576	622,188
Vital S.A.	35.0000	35.0000	35.0000	8,056,551	8,176,999	7,904,741	499,923	285,269	263,442
Vital Aguas S.A.	33.5000	33.5000	33.5000	2,041,837	1,912,023	1,803,884	130,522	109,110	105,870
Envases Central S.A.	40.7300	40.7300	40.7300	5,738,008	5,227,112	5,148,531	750,192	(70,996)	528,205
Re-Ciclar S.A.*	40.0000	—	—	3,064,078	—	—	64,082	—	—
Total				25,269,755	20,379,477	20,254,258	2,333,518	1,117,515	1,524,297

(*) Re-Ciclar is a company, whose purpose is to produce recycled resin for the Coca-Cola system and third parties. Non-controlling interest reaches 40.0%.

The following tables presents summarized information regarding the Company´s subsidiaries owned by third parties:

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2021	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	107,589,399	13,197,912	64,121,536	25,441,586	5,575,990	17,976,170
Total non-current assets	209,051,488	11,865,984	279,148,198	16,832,859	5,789,335	20,945,892
Total current liabilities	98,942,717	6,210,788	34,207,817	17,498,997	4,934,841	20,091,524
Total non-current liabilities	19,520,634	868,253	17,242,154	1,756,730	335,449	4,742,707
Net sales	517,466,510	30,750,914	169,216,180	64,513,412	16,005,176	77,475,816
Net Income	20,307,709	1,558,476	40,788,801	1,428,350	389,619	1,841,867

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2020	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	65,077,621	6,212,726	44,658,550	21,175,722	3,798,228	15,600,566
Total non-current assets	140,891,069	8,247,288	226,241,150	14,306,662	7,297,306	18,205,899
Total current liabilities	56,982,545	2,733,092	24,337,015	11,812,384	3,897,100	13,908,411
Total non-current liabilities	10,226,241	491,364	14,399,594	307,146	1,490,904	7,064,568
Net sales	309,936,060	15,148,572	157,152,584	42,955,659	12,929,160	62,267,424
Net Income	13,386,097	1,168,507	36,482,572	815,053	325,700	(174,313)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2019	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	73,309,861	4,350,074	41,266,559	18,534,272	5,266,575	16,265,862
Total non-current assets	160,885,628	9,433,294	248,309,451	15,475,979	8,527,624	20,903,184
Total current liabilities	66,987,371	2,212,255	25,990,081	11,150,695	5,794,282	18,732,369
Total non-current liabilities	12,732,620	618,031	16,161,177	274,583	2,615,188	5,796,119
Net sales	384,856,368	18,509,124	158,892,010	46,818,385	18,201,656	70,633,817
Net Income	24,531,815	1,954,024	28,675,727	752,692	316,031	1,296,840

21.5        Earnings per share

The basic earnings per share presented in the statement of comprehensive income is calculated as the quotient between income for the period and the average number of shares outstanding during the same period.

Earnings per share used to calculate basic and diluted earnings per share is detailed as follows:

Earnings per share	12.31.2021
	SERIES A	SERIES B
Earnings attributable to shareholders (ThCh$)	73,666,409	81,031,741
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	155.65	171.21

Earnings per share	12.31.2020
	SERIES A	SERIES B
Earnings attributable to shareholders (ThCh$)	58,095,636	63,904,169
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	122.75	135.02

Earnings per share	12.31.2019
	SERIES A	SERIES B
Earnings attributable to shareholders (ThCh$)	82,725,427	90,996,501
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	174.79	192.27